FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Derivatives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Instruments
Commodity derivative instruments gain/(loss)	$ (66,071)	$ 88,232	$ 14,310
Commodity Derivative Instruments
Derivative Financial Instruments
Change in fair value gain/(loss)	(81,425)	124,056	5,729
Net realized cash gain/(loss)	15,354	(35,824)	8,581
Commodity derivative instruments gain/(loss)	$ (66,071)	$ 88,232	$ 14,310